Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments in Unconsolidated Joint Ventures [Abstract]
Disbursements Made by Unconsolidated Joint Ventures

California 19 Inc. and California 20 Inc. made the following disbursements to the Company in 2023, 2024 and 2025:

	December 31, 2023		December 31, 2024		December 31, 2025
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Total disbursements	1,260	1,260	5,870	5,870	-	-

Recognition of Equity (Loss)/Gain in Unconsolidated Joint Ventures

Recognition of Equity (loss)/gain in unconsolidated joint ventures of the 2020 Joint Venture for the years ended December 31, 2023, 2024 and 2025 are summarized below:

	December 31, 2023		December 31, 2024		December 31, 2025
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	399	400	509	467	16	188
Amortization of Basis Differences	(408)	(409)	(408)	(409)	(188)	(189)
Equity (loss)/gain in unconsolidated joint ventures	(9)	(9)	101	58	(172)	(1)